Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premiums:
Direct premiums	$ 1,795	$ 2,296	$ 2,472
Reinsurance assumed	11	79	297
Reinsurance ceded	(943)	(1,153)	(1,090)
Net premiums	863	1,222	1,679
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	4,430	4,300	4,472
Reinsurance assumed	96	119	132
Reinsurance ceded	(628)	(637)	(594)
Net universal life and investment-type product policy fees	3,898	3,782	4,010
Other revenues
Other Income Direct	576	326	292
Commissions Fees And Other Income Assumed	28	87	0
Other Income Ceded	47	323	130
Other Income	651	736	422
Policyholder benefits and claims:
Direct policyholder benefits and claims	5,228	6,351	5,208
Reinsurance assumed	31	123	298
Reinsurance ceded	(1,623)	(2,571)	(2,237)
Net policyholder benefits and claims	3,636	3,903	3,269
Interest Credited To Policyholder Account Balances [Abstract]
Interest credited to policyholder account balances	1,111	1,165	1,259
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Amortization of DAC and VOBA	227	371	781
Other expenses:
Total other expenses	2,483	2,284	2,120
Accident and Health Insurance Product Line [Member]
Premiums:
Direct premiums	238	229	243
Reinsurance assumed	0	3	9
Reinsurance ceded	(232)	(224)	(235)
Net premiums	$ 6	$ 8	$ 17